Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Consolidated net income		€ 2,617	€ 778	€ 5,055
Changes in working capital and operating banking activities
Non-monetary items and reclassified items for presentation		13,298	14,592	10,310
Operating taxes and levies		1,882	1,926	1,924
Gains (losses) on disposal of fixed assets, investments and activities		(233)	(2,507)	(228)
Other gains and losses		(22)	(28)	(23)
Depreciation and amortization of fixed assets		7,035	7,074	7,134
Depreciation and amortization of financed assets		107	84	55
Depreciation and amortization of right-of-use assets		1,507	1,481	1,384
Changes in provisions		(133)	803	(504)
Impairment of goodwill		817	3,702
Impairment of fixed assets		56	17	30
Impairment of right-of-use assets		54	91	57
Share of profits (losses) of associates and joint ventures		(2)	3	(2)
Operational net foreign exchange and derivatives		28	30	(11)
Finance costs, net		920	782	1,314
Income tax		1,265	962	(848)
Share-based compensation		14	179	23
Changes in working capital and operating banking activities(1)	[1]	(792)	(177)	(640)
Decrease (increase) in inventories, gross		(108)	(126)	72
Decrease (increase) in trade receivables, gross		(289)	64	(488)
Increase (decrease) in trade payables		297	36	(122)
Changes in other customer contract assets and liabilities		(26)	140	(41)
Changes in other assets and liabilities (2)	[2]	(666)	(292)	(62)
Other net cash out		(3,888)	(3,956)	(2,028)
Operating taxes and levies paid		(1,906)	(1,880)	(1,929)
Dividends received		13	12	6
Interest paid and interest rates effects on derivatives, net (3)	[3]	(963)	(1,134)	(1,264)
Tax dispute for fiscal years 2005-2006				2,246
Income tax paid excluding the effect of the tax litigation for years 2005 - 2006		(1,033)	(954)	(1,086)
Net cash provided by operating activities (a)		11,235	11,236	12,697
Investing activities
Purchases and sales of property, plant and equipment and intangible assets		(8,282)	(8,580)	(7,176)
Purchases of property, plant and equipment and intangible assets (4)	[4]	(8,777)	(8,749)	(8,546)
Increase (decrease) in fixed assets payables		170	(72)	958
Investing donations received in advance		1	24	39
Sales of property, plant and equipment and intangible assets (5)	[5]	324	217	374
Cash paid for investment securities, net of cash acquired		(58)	(211)	(49)
Investments in associates and joint ventures		(10)	(3)	(7)
Purchases of investment securities measured at fair value		(34)	(76)	(67)
Proceeds from sales of investment securities, net of cash transferred		12	891	1
Other		2
Other proceeds from sales of investment securities at fair value		5	95	18
Decrease (increase) in securities and other financial assets		2,081	(1,908)	(1,716)
Investments at fair value, excluding cash equivalents		(2,256)	936	1,568
Other(6)	[6]	175	972	148
Net cash used in investing activities (b)		(10,448)	(5,976)	(5,564)
Financing activities
Medium and long-term debt issuances		1,809	2,523	2,694
Medium and long-term debt redemptions and repayments(7)	[7]	(1,088)	(4,572)	(3,476)
Repayments of lease liabilities		(1,519)	(1,625)	(1,398)
Increase (decrease) of bank overdrafts and short-term borrowings		(400)	1,143	(413)
o/w redemption of subordinated notes reclassified in 2019 as short-term borrowings				(500)
Decrease (increase) of cash collateral deposits		771	988	(747)
Exchange rates effects on derivatives, net		(91)	201	37
Subordinated notes issuances (purchases) and other related fees		(451)	(311)	(12)
Coupon on subordinated notes		(213)	(238)	(280)
Proceeds (purchases) treasury shares		14	(199)	7
o/w
Capital increase (decrease) - non-controlling interests			5	2
Changes in ownership interests with no gain / loss of control		(11)	(403)	(3)
Dividends paid to owners of the parent company		(1,861)	(2,127)	(1,595)
Dividends paid to non-controlling interests		(304)	(218)	(226)
Net cash used in financing activities (c)		(3,343)	(4,834)	(5,410)
Net change in cash and cash equivalents (a) + (b) + (c)		(2,556)	427	1,724
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance		8,621	8,145	6,481
Cash change in cash and cash equivalents		(2,556)	427	1,724
Non-cash change in cash and cash equivalents		(61)	50	(59)
o/w effect of exchange rates changes and other non-monetary effects		(61)	50	(59)
Cash and cash equivalents in the closing balance		6,004	8,621	8,145
Orange Concessions
Investing activities
Proceeds from sales of investment securities, net of cash transferred		(8)	758
Swiatlowod Inwestycje
Investing activities
Proceeds from sales of investment securities, net of cash transferred		18	132
Telekom Roumania Communications [Member]
Investing activities
Cash paid for investment securities, net of cash acquired		11	(206)
Other business combinations [member]
Investing activities
Cash paid for investment securities, net of cash acquired		€ (68)	€ (5)	€ (49)

[1]	Operating banking activities mainly include transactions with customers and credit institutions. They are presented in changes in other assets and liabilities.
[2]	Excluding operating tax receivables and payables
[3]	Including interests paid on lease liabilities for (141) million euros in 2022, (120) million euros in 2021 and (131) million euros in 2020 and interests paid on financed asset liabilities for (3) million euros in 2022 and (1) million euros in 2021 and 2020.
[4]	Acquisitions of financed assets for 229 million euros in 2022, 40 million euros in 2021 and 241 million euros in 2020 have no effect on the net cash used in investing activities.
[5]	Including proceeds from sale and lease-back transactions for 14 million euros in 2022, 10 million euros in 2021 and 227 million euros in 2020.
[6]	Includes the reimbursement in 2021 of loans granted to Orange Concessions and its subsidiaries for approximately 663 million euros, of which 620 million euros reimbursed by Orange Concessions and 43 million euros by the HIN consortium (see Note 3.2), the reimbursement in 2020 of 97 million euros received by Orange in the context of the dispute with Digicel (see Note 18).
[7]	Including TDIRA buy-backs in 2020 (see Note 13.4).